Schedule of Warrants, Valuation Assumptions (Details) (USD $)	1 Months Ended
	Nov. 30, 2013	May 31, 2013
Risk-free interest rate	0.07%	0.07%
Expected volatility	47.76%	70.33%
Expected life (years)	0 years 1 month 6 days	0 years 4 months 24 days
Fair value	$ 0	$ 83,925